Condensed Statements of Income Parent Company Only (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Income:
Total	¥ 2,862,800	[1]	¥ 2,527,200	[1]	¥ 2,496,700	[1]
Expenses:
Interest expense	412,851		415,959		448,857
Income tax expense	4,024		13,878		193,227
Net income	875,412		656,389		412,669
Parent Company
Income:
Dividends from subsidiaries	233,056		7,955		16,544
Management fees from subsidiaries	28,835		29,747		29,879
Other income	34,668		12,643		22,157
Total	296,559		50,345		68,580
Expenses:
Operating expenses	21,075		21,260		19,674
Interest expense	15,870		16,383		16,165
Other expense	1,207		1,431		4,471
Total	38,152		39,074		40,310
Equity in undistributed net income of subsidiaries	617,565		645,308		384,463
Income before income tax expense	875,972		656,579		412,733
Income tax expense	560		190		64
Net income	¥ 875,412		¥ 656,389		¥ 412,669

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.